Related Parties	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Related Parties
22	Related parties

(a)	Key management remuneration
The total remuneration (salaries and benefits) of key management personnel, including the Executive Committee, amounted to R$ 19,923, including profit-sharing compensation for the year ended December 31, 2025 (2024 - R$ 23,954).
According to Vinci Compass internal policy, the key management is entitled to receive profit-sharing compensation for the current year. As informed in Note 13 Vinci Compass accrued a provision for profit sharing for the Group as of December 31, 2025

(b)	Receivables from related parties
The Entity receivables from related parties as of December 31, 2025, and 2024, as shown in the table below:

	12/31/2025	12/31/2024
Compass Group Cayman Ltd. (“CGC”) (*)	14,864	21,673
CCLA Chile	—	1,600
Hakone Participações Societárias S.A.	—	12
Osaka Participações Societárias S.A.	—	8
Cagliari Participações S.A.	—	4

	14,864	23,297

(*)
Refers to a credit line financing from Vinci Compass to CGC in the amount of US$ 3,500 thousand to fund redemptions, repurchases and other acquisitions of equity interests in CGC. During 2025 US$ 799 thousand was paid, remaining outstanding US$ 2,701 thousand.

(c)	Employees loans
As presented in Note 7(iii), Vinci Compass may advance payments to its employees.

(d)	Receivables from employees
As presented in Note 7(i), during 2024 and 2023, Vinci Compass sold part of its treasury shares to employees. The amount will be received from January 31, 2025, in annual installments until January 31, 2029, and a monetary variation will be charged by inflation index.

(e)	Payable to related parties
The Entity has accounts payable to related parties as of December 31, 2025, in the amount of R$ 1,456 (December 2024 – R$ 805). The payable is due to CCLA Holding Chile SpA, for sub-consulting
services provided to Compass Administradora de Fondos.